File Nos. 33-6510 and 811-04706

As filed with the Securities and Exchange Commission on April 29, 2013

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 43	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	[X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)
(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statements of additional information of Templeton Global Bond Fund and Templeton Global Total Return Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

EXPLANATORY NOTE

This Amendment No. 43 (Amendment) to the Registration Statement of Templeton Income Trust (Registrant) on Form N-1A (File No. 811-04706) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on December 27, 2012 under the 1940 Act (Accession No. 0001379491-12-001031) (Amendment No. 40), as pertaining to the Parts A and Parts B of the Templeton Global Bond Fund and Templeton Global Total Return Fund, series of the Registrant (Funds). The Parts A and the Parts B of the Funds, as filed in Amendment No.39, are incorporated herein by reference.

TL1 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE PROSPECTUS
DATED JANUARY 1, 2013
OF

TEMPLETON INCOME TRUST

Templeton Global Bond Fund

Templeton Global Total Return Fund

The prospectus is amended as follows:

I.             The Templeton Global Bond Fund and Templeton Global Total Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II.            The “Fund Summaries – Templeton Global Bond Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.25%	0.25%	0.25%	0.16%	0.25%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.91%	1.31%	1.16%	0.57%	0.66%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.90%	1.30%	1.15%	0.56%	0.65%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example

	1 Year	3 Years	5 Years	10 Years
Class A	$ 513	$ 702	$ 907	$ 1,497
Class C	$ 232	$ 414	$ 717	$ 1,579
Class R	$ 117	$ 368	$ 637	$ 1,409
Class R6	$ 57	$ 180	$ 315	$ 708
Advisor Class	$ 66	$ 210	$ 367	$ 822
If you do not sell your shares:
Class C	$ 132	$ 414	$ 717	$ 1,579

III.              The “Fund Summaries – Templeton Global Bond Fund” – “Performance” section beginning on page 8 is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q4'04	10.37%
Worst Quarter:	Q3'11	-7.76%
As of March 31, 2013, the Fund's year-to-date return was 1.35%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012
	1 Year	5 Years	10 Years
Templeton Global Bond Fund - Class A
Return Before Taxes	10.89%	9.03%	10.08%
Return After Taxes on Distributions	8.51%	6.78%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares	7.34%	6.46%	7.49%
Templeton Global Bond Fund - Class C	14.40%	9.54%	10.12%
Templeton Global Bond Fund - Class R	15.52%	10.00%	10.39%
Templeton Global Bond Fund - Advisor Class	16.15%	10.25%	10.84%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)	1.65%	5.27%	6.04%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Class R shares prior to their inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV.             The “Fund Details – Management – Special Servicing Agreement” section on page 29 is deleted in its entirety.

V.               The “Fund Summaries – Templeton Global Total Return Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 11 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1.      The Fund began offering Class R6 shares on May 1, 2013

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.38%	0.38%	0.38%	0.32%	0.38%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.06%	1.46%	1.31%	0.75%	0.81%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.05%	1.45%	1.30%	0.74%	0.80%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 528	$ 747	$ 984	$ 1,664
Class C	$ 248	$ 461	$ 797	$ 1,746
Class R	$ 132	$ 414	$ 717	$ 1,579
Class R6	$ 76	$ 239	$ 417	$ 932
Advisor Class	$ 82	$ 258	$ 449	$ 1,001
If you do not sell your shares:
Class C	$ 148	$ 461	$ 797	$ 1,746

VI.              The “Fund Summaries – Templeton Global Total Return Fund” – “Performance” section beginning on page 8 is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	12.03%
Worst Quarter:	Q3'11	-7.92%
As of March 31, 2013, the Fund's year-to-date return was 2.04%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012
	1 Year	Since Inception 9/30/2008
Templeton Global Total Return Fund - Class A
Return Before Taxes	14.00%	13.23%
Return After Taxes on Distributions	11.40%	10.89%
Return After Taxes on Distributions and Sale of Fund Shares	9.08%	10.03%
Templeton Global Total Return Fund - Class C	17.58%	13.93%
Templeton Global Total Return Fund - Class R	18.73%	14.13%
Templeton Global Total Return Fund - Advisor Class	19.31%	14.67%
Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	4.84%	7.43%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VII.            The “Fund Details – Management – Special Servicing Agreement” section on page 63 is deleted in its entirety.

VIII.             The first paragraph and the table of the “Fund Details – Your Account - “Choosing a Share Class” section beginning on page 91 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

IX.        The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 95 is replaced with the following:

•        Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

X.        The following is added to the “Fund Details – Your Account - Choosing a Share Class” section on page 102:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•        Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•        Other Franklin Templeton funds.

XI.    The “Fund Details – Your Account – Exchanging Shares” section beginning on page 114 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XII.         The second paragraph under the “Fund Details – Your Account – Account Policies  – Dealer Compensation – Other dealer and financial intermediary compensation” section on page 127 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

TL1 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2013
OF

TEMPLETON INCOME TRUST

Templeton Global Bond Fund

Templeton Global Total Return Fund

The statement of additional information is amended as follows:

I.             The Templeton Global Bond Fund and Templeton Global Total Return Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II.            The third paragraph under the “Management and Other services – Shareholder servicing and transfer agent” section beginning on page 56 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

III.          The second paragraph under “Organization, Voting Rights and Principal Holders” section beginning on page 67 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Templeton Global Bond Fund – Class A
  Templeton Global Bond Fund – Class C
  Templeton Global Bond Fund – Class R
  Templeton Global Bond Fund – Class R6
  Templeton Global Bond Fund – Advisor Class
  Templeton Global Total Return Fund – Class A
  Templeton Global Total Return Fund – Class C
  Templeton Global Total Return Fund – Class R
  Templeton Global Total Return Fund – Class R6
  Templeton Global Total Return Fund – Advisor Class

IV.          The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” on page 68 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Global Bond Fund
Hartford Life Insurance Co Separate Account P.O. Box 2999 Hartford, CT 06104-2999	R	22.26

ING Insurance & Annuity Co Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	6.76

ING Life Insurance & Annuity Co 2 1 Orange Way B3N Windsor, CT 06095-4773	R	9.56

Global Total Return Fund
FT Conservative Allocation Fund F/T Fund Allocator 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	6.79

FT Moderate Allocation Fund F/T Fund Allocator 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	7.82

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

V.           The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 68 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VI.          The first paragraph of the “Buying and Selling Shares – Initial sales charges” section beginning on page 69 is replaced with the following:

The maximum initial sales charge is 4.25% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.         The second paragraph under the section entitled “The Underwriter,” beginning on page 74 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

TEMPLETON INCOME TRUST
File Nos. 33-06510 and 811-04706

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreements and Declaration of Trust

(i)	Agreement and Declaration of Trust dated October 18, 2006[6]

(ii)	Certificate of Trust of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]

(iii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[8]

(b) By-laws

(i)	By-Laws of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]
(c) Instruments of Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d)	Article VIII, Certain Transactions – Section 4
(e)	Article X, Miscellaneous – Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports – Section 1, 2 and 3
(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
(d)	Article VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contract

(i)	Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated December 3, 2007[7]

(ii)	Investment Management Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Advisers Inc. dated July 18, 2007[7]

(iii)	Investment Management Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Advisers Inc. dated May 31, 2008[9]

(iv)	Amendment dated June 1, 2010 to Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated December 3, 2007[10]

(v)	Form of Investment Management Agreement between the Registrant on behalf of Templeton Emerging Markets Bond Fund and Franklin Advisers, Inc. [13]

(e) Underwriting Contracts

(i)	Forms of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[10]

(ii)	Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc. dated January 1, 2013[13]

(f) Bonus or Profit Sharing Contracts

Not applicable

(g) Custodian Agreements

(i)	Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated September 15, 1986[2]

(ii)	Amendment dated March 3, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[4]

(v)	Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(vi)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(vii)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(viii)

Amendment dated January 5, 2012, to Exhibit A of the Master

Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton

Global Total Return Fund and The Bank of New York Mellon[12]

(ix)

Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(x)

Amendment dated January 5, 2012, to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[12]

(xi)

Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon made as of May 16, 2001[7]

(xii)

Amended and Restated dated January 5, 2012, to Schedule 1 of the Amended and Restated Foreign Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[12]

(xiii)

Amendment dated September 1, 2011, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[11]

(xiv)	Terminal Link Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(xv)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996[12]

(h) Other Material Contracts

(i)	Sub-Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.[5]

(ii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999[5]

(iii)	Assignment of Sub-Transfer Agent Agreement dated June 13, 2003[5]

(iv)	Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.[2]

(v)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Templeton Services, LLC dated May 22, 2012[12]

(vi)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Templeton Services, LLC dated May 22, 2012[12]

(vii)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Templeton Services, LLC dated May 22, 2012[12]

(viii)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated January 1, 2013[13]

(ix)	Form of Subcontract for Fund Administration Services between the Franklin Advisers, Inc. and Franklin Templeton Services LLC on behalf of Templeton Emerging Markets Bond Fund[13]
(i) Legal Opinion

(i)	Legal opinion and consent of counsel, Securities Act of 1933, with respect to TIT – DE and each of its series[7]

(ii)	Legal Opinion and Consent of Counsel, Securities Act of 1933, with respect to Templeton Emerging Markets Bond Fund, dated January 15, 2013[13]

(j) Other Opinions

Not applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 28, 1995[1]

(m) Rule 12b-1 Plan

(i)	Amended and Restated Distribution Plan – Class A Templeton International Bond Fund dated February 24, 2009[9]

(ii)	Amended and Restated Distribution Plan – Class C Templeton International Bond Fund dated July 15, 2009[9]

(iii)	Amended and Restated Distribution Plan – Class R Templeton International Bond Fund dated July 15, 2009[9]

(iv)	Amended and Restated Distribution Plan – Class A Templeton Global Bond Fund dated February 24, 2009[9]

(v)	Amended and Restated Distribution Plan – Class C Templeton Global Bond Fund dated July 15, 2009[9]

(vi)	Amended and Restated Distribution Plan – Class R Templeton Global Bond Fund dated July 15, 2009[9]

(vii)	Amended and Restated Distribution Plan – Class A Templeton Global Total Return Fund dated February 24, 2009[9]

(viii)	Amended and Restated Distribution Plan – Class C Templeton Global Total Return Fund dated July 15, 2009[9]

(ix)	Amended and Restated Distribution Plan – Class R Templeton Global Total Return Fund dated July 15, 2009[9]

(x)	Distribution Plan – Class A Templeton Emerging Markets Bond Fund dated December 6, 2012[13]

(xi)	Distribution Plan – Class C Templeton Emerging Markets Bond Fund dated December 6, 2012[13]

(xii)	Distribution Plan – Class R Templeton Emerging Markets Bond Fund dated December 6, 2012[13]

(n) Rule 18f-2 Plan

(i)	Amended and Restated Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund dated December 6, 2012, effective May 1, 2013

(ii)	Multi-Class Plan, Templeton Income Trust on behalf of Templeton International Bond Fund dated July 18, 2007[7]

(iii)	Amended and Restated Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Total Return Fund dated December 6, 2012, effective May 1, 2013

(iv)	Multi-Class Plan, Templeton Income Trust on behalf of Templeton Emerging Markets Bond Fund dated December 6, 2012[13]

(p) Code of Ethics

(i)	Code of Ethics dated April 1, 2012[12]

(q)Power of Attorney

(i)	Power of Attorney dated December 7, 2012[12]

1.	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995

2.	Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 28, 1995

3.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998

4.	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 27, 2002

5.	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on December 30, 2003

6.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on September 17, 2007

7.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on November 28, 2007

8.	Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 29, 2008

9.	Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on December 28, 2009

10.	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on October 29, 2010

11.	Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on December 28, 2011

12.	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement on December 27, 2012

13.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on January 16, 2013

Item 29.  Persons Controlled by or Under Common Control with the Fund

          None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriter

(a)	Franklin Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Institutional Funds
(b)

The information required with respect to each director and

officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of April, 2013.

TEMPLETON INCOME TRUST, a

Delaware statutory trust

(Registrant)

By: /s/LORI A. WEBER___________

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Christopher J. Molumphy*	President and
Christopher J. Molumphy	Chief Executive Officer – Investment Management	April 26, 2013

Laura F. Fergerson*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	April 26, 2013

Mark H. Otani*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	April 26, 2013

Harris J. Ashton*
Harris J. Ashton	Trustee	April 26, 2013

Ann Torre Bates*
Ann Torre Bates	Trustee	April 26, 2013

Frank J. Crothers*
Frank J. Crothers	Trustee	April 26, 2013

Edith E. Holiday*
Edith E. Holiday	Trustee	April 26, 2013

Charles B. Johnson*
Charles B. Johnson	Trustee	April 26, 2013

Gregory E. Johnson*
Gregory E. Johnson	Trustee	April 26, 2013

J. Michael Luttig*
J. Michael Luttig	Trustee	April 26, 2013

David W. Niemiec*
David W. Niemiec	Trustee	April 26, 2013

Frank A. Olson*
Frank A. Olson	Trustee	April 26, 2013

Larry D. Thompson*
Larry D. Thompson	Trustee	April 26, 2013

Constantine D. Tseretopoulos*
Constantine D. Tseretopoulos	Trustee	April 26, 2013

Robert E. Wade*
Robert E. Wade	Trustee	April 26, 2013

* By: /s/LORI A. WEBER___________

    Lori A. Weber

    Attorney-in-Fact

   (Pursuant to Power of Attorney previously

     filed)

TEMPLETON INCOME TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

Exhibit No.	Description	Location

EX-99.(a)(i)	Agreement and Declaration of Trust dated October 18, 2006	*
EX-99.(a)(ii)	Certificate of Trust of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006	*
EX-99.(a)(iii)	Certificate of Amendment of Agreement and Declaration of Trust of Templeton Income Trust, a Delaware statutory trust dated October 21, 2008	*
EX-99.(b)(i)	By-Laws dated October 18, 2006	*
EX-99.(d)(i)	Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated December 3, 2007	*
EX-99.(d)(ii)	Investment Management Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Advisers, Inc. dated July 18, 2007	*
EX-99.(d)(iii)	Investment Management Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. dated May 31, 2008	*
EX-99.(d)(iv)	Amendment dated June 1, 2010 to Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated December 3, 2007	*
EX-99.(d)(v)	Form of Investment Management Agreement between the Registrant on behalf of Templeton Emerging Markets Bond Fund and Franklin Advisers, Inc.	*
EX-99.(e)(i)	Forms of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*
EX-99.(e)(ii)	Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc. dated December 6, 2012	*
EX-99.(g)(i)	Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated September 15, 1986	*
EX-99.(g)(ii)	Amendment dated March 3, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank	*
EX-99.(g)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank	*
EX-99.(g)(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank	*
EX-99.(g)(v)	Master Custody Agreement February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon	*
EX-99.(g)(vi)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(vii)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(viii)

Amendment dated January 5, 2012, to Exhibit A of the

Master Custody Agreement dated February 16, 1996

between the Registrant on behalf of Templeton

International Bond Fund and Templeton Global Total

Return Fund and The Bank of New York Mellon

*
EX-99.(g)(ix)

Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(x)

Amendment dated January 5, 2012, to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(xi)

Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon made as of May 16, 2001

*
EX-99.(g)(xii)

Amended and Restated dated January 5, 2012, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(xiii)

Amendment dated September 1, 2011, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon

*
EX-99.(g)(xiv)	Terminal Link Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]	*
EX-99.(g)(xv)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(h)(i)	Sub-Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.	*
EX-99.(h)(ii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999	*
EX-99.(h)(iii)	Assignment of Sub-Transfer Agent Agreement dated June 13, 2003	*
EX-99.(h)(iv)	Sub-Accounting Services Agreement between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991	*
EX-99.(h)(v)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Templeton Services, LLC dated May 22, 2012	*
EX-99.(h)(vi)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Templeton Services, LLC dated May 22, 2012	*
EX-99.(h)(vii)	Amended and Restated Fund Administration Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Templeton Services, LLC dated May 22, 2012	*
EX-99.(h)(viii)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated January 1, 2013	*
EX-99.(h)(ix)	Form of Subcontract for Fund Administration Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Emerging Markets Bond Fund	*
EX-99.(i)(i)	Legal Opinion and Consent of counsel, Securities Act of 1933, with respect to TIT-DE and each of its series	*
EX-99.(i)(ii)	Legal Opinion and Consent of Counsel, Securities Act of 1933, with respect to Templeton Emerging Markets Bond Fund, dated January 15, 2013	*
EX-99.(l)(i)	Letter of Understanding dated April 28, 1995	*
EX-99.(m)(i)	Amended and Restated Distribution Plan – Class A Templeton International Bond Fund dated February 24, 2009	*
EX-99.(m)(ii)	Amended and Restated Distribution Plan - Class C Templeton International Bond Fund dated July 15, 2009	*
EX-99.(m)(iii)	Amended and Restated Distribution Plan – Class R Templeton International Bond Fund dated July 15, 2009	*
EX-99.(m)(iv)	Amended and Restated Distribution Plan – Class A Templeton Global Bond Fund dated February 24, 2009	*
EX-99.(m)(v)	Amended and Restated Distribution Plan – Class C Templeton Global Bond Fund dated July 15, 2009	*
EX-99.(m)(vi)	Amended and Restated Distribution Plan – Class R Templeton Global Bond Fund July 15, 2009	*
EX-99.(m)(vii)	Amended and Restated Distribution Plan – Class A Templeton Global Total Return Fund dated February 24, 2009	*
EX-99.(m)(viii)	Amended and Restated Distribution Plan - Class C Templeton Global Total Return Fund dated July 15, 2009	*
EX-99.(m)(ix)	Amended and Restated Distribution Plan – Class R Templeton Global Total Return Fund dated July 15, 2009	*
EX-99.(m)(x)	Distribution Plan – Class A Templeton Emerging Markets Bond Fund dated December 6, 2012	*
EX-99.(m)(xi)	Distribution Plan – Class C Templeton Emerging Markets Bond Fund dated December 6, 2012	*
EX-99.(m)(xii)	Distribution Plan – Class R Templeton Emerging Markets Bond Fund dated December 6, 2012	*
EX-99.(n)(i)	Amended and Restated Multi-Class Plan – Templeton Income Trust on behalf of the Templeton Global Bond Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(n)(ii)	Multi-Class Plan – Templeton Income Trust on behalf of the Templeton International Bond Fund dated July 18, 2007	*
EX-99.(n)(iii)	Amended and Restated Multi-Class Plan – Templeton Income Trust on behalf of the Templeton Global Total Return Fund dated December 6, 2012, effective May 1, 2013	Attached
EX-99.(n)(iv)	Multi-Class Plan – Templeton Income Trust on behalf of the Templeton Emerging Markets Bond Fund dated December 6, 2012	*
EX-99.(p)(i)	Code of Ethics date April 1, 2012	*
EX-99.(q)(i)	Power of Attorney dated December 7, 2012	*

* Incorporated by reference